Details of Significant Accounts - Schedule of discount rates (Details) - Discount rate $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Financial instruments
Percentage of reasonably possible decrease in unobservable input, assets	0.50%
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Decreasing effects on value in use	$ 170
Increasing effects on value in use	$ (161)